Consolidated Statement of Changes in Equity (Deficiency)	Number of Common shares [Member] CAD ($) shares	Number of Common shares [Member] USD ($) shares	Subscriptions Receivable [Member] CAD ($)	Contributed Surplus [Member] CAD ($)	Deficit [Member] CAD ($)	Accumulated other comprehensive income [Member] CAD ($)	Deficiency Attributable to Shareholders of the Company [Member] CAD ($)	Non-controlling interests [member] CAD ($)	CAD ($)
Balance at Dec. 31, 2017	$ 10,635,886		$ 170,000	$ 1,344,884	$ (9,896,705)	$ (27,299)	$ 2,226,766	$ 188,156	$ 2,414,922
Balance, shares at Dec. 31, 2017 | shares	70,125,698	70,125,698
Exercise of stock option	$ 2,460,301		(200,000)	(1,200,301)			1,060,000		1,060,000
Exercise of stock options, shares | shares	5,600,000	5,600,000
Exercise of warrants	$ 2,166,300						2,166,300		2,166,300
Exercise of warrants, shares | shares	8,665,201	8,665,201
Shares issued for services	$ 110,395						110,395		110,395
Shares issued for services, shares | shares	525,690	525,690
Shares issued for subscriptions received	$ 30,000		(30,000)
Shares issued for subscriptions received, shares | shares	142,857	142,857
Shares issued for debt	$ 156,000	$ 120,000					156,000		156,000
Shares issued for debt, shares | shares	780,000	780,000
Shares issued for acquisition of Mexmaken	$ 1,312,500						1,312,500	145,833	1,458,333
Shares issued for acquisition of Mexmaken, shares | shares	7,500,000	7,500,000
Share subscriptions received			30,000				30,000		30,000
Share-based compensation				1,913,692			1,913,692		1,913,692
Shares issued	$ 5,000						5,000		5,000
Shares issued, shares | shares	50,000	50,000
Fair value of warrants issued for Bond issuance cost				28,514			28,514		28,514
Equity portion of convertible debentures				2,673			2,673		2,673
Net loss					(9,112,971)		(9,112,971)	(18,314)	(9,131,285)
Other comprehensive income (loss)						(326,928)	(326,928)	(153,204)	(480,132)
Balance at Dec. 31, 2018	$ 16,876,382		(30,000)	2,089,462	(19,009,676)	(354,227)	(428,059)	162,471	(265,588)
Balance, shares at Dec. 31, 2018 | shares	93,389,446	93,389,446
Warrants issued				608,440			608,440		(608,440)
Obligation to issue warrants				180,714			180,714		(180,714)
Extinguishment of convertible debenture				(574,895)			(574,895)		(574,895)
Adjustment on acquisition of controlled subsidiary					(106,990)		(106,990)	869	(106,121)
Adjustment on disposition of controlled subsidiary					508,444		508,444	(178,047)	330,397
Net loss					(4,977,237)		(4,977,237)	(3,170,031)	(8,147,268)
Other comprehensive income (loss)						(155,147)	(155,147)	(172,549)	(327,696)
Balance at Dec. 31, 2019	$ 16,876,382		(30,000)	2,303,721	(23,585,459)	(509,374)	(4,944,730)	(3,357,287)	(8,302,017)
Balance, shares at Dec. 31, 2019 | shares	93,389,446	93,389,446
Warrants expired				(597,632)	597,632
Shares issued as penalty to the convertible debt lenders	$ 24,286						24,286		24,286
Shares issued as penalty to the convertible debt lenders, shares | shares	714,286	714,286
Net loss					(2,364,633)		(2,364,633)	(1,309,671)	(3,674,304)
Other comprehensive income (loss)						373,945	373,945	134,501	508,446
Balance at Dec. 31, 2020	$ 16,900,668		$ (30,000)	$ 1,706,089	$ (25,352,460)	$ (135,429)	$ (6,911,132)	$ (4,532,457)	$ (11,443,589)
Balance, shares at Dec. 31, 2020 | shares	94,103,732	94,103,732